First Trust SSI Strategic Convertible Securities ETF Investment Strategy - First Trust SSI Strategic Convertible Securities ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S. and non-U.S. convertible securities (described below). In general, convertible securities combine the investment characteristics of bonds and common stocks and typically consist of debt securities or preferred securities that may be converted or exchanged within a specified period of time (typically for the entire life of the security) into a certain amount of common stock or other equity security (such equity securities referred to as “underlying securities”) of the same or a different issuer (and/or the cash equivalent thereof). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases (if any) in the market price of the underlying equity security. Accordingly, these equity-linked instruments offer the potential for equity market participation along with, in light of their bond-like characteristics, potential mitigated downside risk (which is generally the risk that a security may suffer a decline in value) in periods of equity market declines. The Fund may invest in the following convertible securities (collectively, the “Convertible Securities”): ●Convertible and exchangeable notes, bonds and debentures; ●Convertible preferred securities; ●Mandatory convertible securities (Conversion is not optional for these convertible securities, which automatically convert on maturity.); ●Contingent convertible securities (“CoCos”) (These convertible securities may provide for conversion under certain circumstances, including, for example: if a company fails to meet the minimum amount of capital described in the security; if the company’s regulator makes a determination that the security should convert; or if the company receives specified levels of extraordinary public support. Additionally, CoCos may contain features that limit an investor’s ability to convert the convertible security into its underlying security unless certain conditions are met, including, for example, when the sale price of the underlying security exceeds the conversion price by a specified percentage for a certain specified period of time.); ●Synthetic convertible securities (These convertible securities (a) consist of two or more distinct securities whose economic characteristics, when taken together, resemble those of traditional convertible securities (i.e., an income-producing security and the right to acquire an equity security (through, for example, an option or a warrant)); or (b) are exchangeable or equity-linked securities issued by a broker-dealer, investment bank or other financial institution with proceeds going directly to the broker-dealer, investment bank or other financial institution, as applicable, that have economic characteristics similar to those of traditional convertible securities.); ●Corporate bonds and preferred securities with attached warrants; and ●Convertible securities that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) (such as, for example, convertible securities that are issued in private placements). In selecting securities for the Fund, SSI Investment Management LLC, the Fund’s sub-advisor (the “Sub-Advisor”), utilizes both quantitative and fundamental analysis to construct a portfolio of Convertible Securities intended to provide an attractive level of returns typically associated with investments in equity securities, but with a degree of downside protection that is provided through bond-like characteristics. Through its investment process, the Sub-Advisor attempts to identify attractive Convertible Securities based on its positive view of the underlying security or its view of the company’s potential for credit improvement. The Sub-Advisor screens the universe for Convertible Securities that present the most attractive reward per unit of risk. Once attractive Convertible Securities have been identified, the Sub-Advisor generally uses fundamental equity and credit analysis to determine which of the attractive Convertible Securities it believes have a sound underlying security with potential for increase in value. In conjunction with its analysis, the Sub-Advisor reviews the overall economic situation. In this regard, the Fund is actively managed, whereby, the Sub-Advisor assesses the position of the economic cycle and the performance outlook for certain economic sectors. In making decisions to purchase or sell Convertible Securities, the Sub-Advisor will, at times, over- or underweight different economic sectors, market capitalizations (small, mid or large), and credit quality exposures relative to the available universe of Convertible Securities. The Sub-Advisor may also adjust the sensitivity of the portfolio to movements in the equity market and to interest rates based on the macroeconomic outlook. The Fund may manage the market exposure defensively during periods of market distress. The portfolio tends to focus on underlying issuers with an innovation and growth profile and tends to overweight them. Issuers of companies with strong growth and innovation characteristics may exhibit higher price volatility than the broader stock market. Investing in these companies with convertible bonds can reduce volatility while maintaining the ability to capture some of the potential longer-term upside. In selecting investments, the Sub-Advisor considers a variety of qualitative and quantitative factors, which may include: ●The size, growth characteristics, and sustainability of the company’s addressable markets; ●The company’s ability to develop, commercialize, and scale innovative products, services, technologies, or business models. Business innovation is the process of implementing new ideas, products, services, or methods that create value, enhance efficiency, and foster growth. It moves beyond mere creativity to practical, measurable impact on a company’s bottom line, such as increasing revenue, improving quality, or gaining a competitive advantage. ●The strength and durability of the company’s competitive position, including barriers to entry, market share trends, and differentiation; ●Revenue growth, margin characteristics, profitability trends, and long-term earnings and cash-flow potential; ●The scalability, capital efficiency, and sustainability of the company’s business model; ●The experience, strategic vision, and execution capabilities of management, as well as corporate governance practices; and ●The Sub-Advisor’s assessment of valuation relative to growth prospects and risks. The Fund may invest in Convertible Securities of any credit quality, including securities that are rated below investment grade or unrated, and with effective or final maturities of any length. Below investment grade securities are commonly referred to as “junk” or “high yield” securities and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. The Fund’s investment advisor expects that, under normal market conditions, generally, for a Convertible Security to be considered as an eligible investment, after taking into account such an investment, at least 75% of the Fund’s net assets that are invested in Convertible Securities will be comprised of Convertible Securities that will have, at the time of original issuance, $200 million or more in par amount outstanding. The Fund will limit its investments in synthetic convertible securities to 10% of its net assets (calculated at the time of investment). The Fund’s investments in options will be limited to options that represent a component of a synthetic convertible security. The Fund may invest, without limit, in securities that have not been registered under the Securities Act and continue to be subject to restrictions on resale, securities held by control persons of the issuer and securities that are subject to contractual restrictions on their resale (collectively, “restricted securities”). Restricted securities include, without limitation, securities eligible for purchase and sale pursuant to Rule 144A under the Securities Act (“Rule 144A”) and other securities issued in private placements. Under normal market conditions, the Fund will limit its investments in Convertible Securities that are Rule 144A securities to securities with $100 million or more in principal amount outstanding as of the time of their original issuance. In addition to investing in Convertible Securities, the Fund also may invest in the following securities and instruments. The Fund may invest up to 20% of its net assets in exchange-traded notes (“ETNs”), which are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines both aspects of bonds and exchange-traded funds (“ETFs”). The Fund may invest up to 20% of its net assets in equity securities listed on U.S. or non-U.S. securities exchanges, including, but not limited to, depositary receipts, equity securities issued by business development companies (“BDCs”), and equity securities held upon conversion of Convertible Securities into their corresponding underlying securities. The Fund may also invest in zero coupon bonds. As of January 30, 2026, the Fund had significant investments in information technology companies, although this may change from time to time. Over time, the Fund may have significant investments in a jurisdiction, investment sector or industry or group of industries that it may not have had as of January 30, 2026.To the extent the Fund invests a significant portion of its assets in a given jurisdiction, investment sector, or industry or group of industries, the Fund may be exposed to the risks associated with that jurisdiction, investment sector or industry or group of industries. To the extent permitted under applicable law, percentage limitations described in this prospectus are generally as of the time of investment by the Fund and may be exceeded on a going-forward basis as a result of market fluctuations affecting the Fund’s portfolio securities.
Strategy Portfolio Concentration [Text]	As of January 30, 2026, the Fund had significant investments in information technology companies, although this may change from time to time. Over time, the Fund may have significant investments in a jurisdiction, investment sector or industry or group of industries that it may not have had as of January 30, 2026.